Employee benefits - Change in benefit obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Overfunded pension plans
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	$ 864	$ 1,298
Interest costs	58	74
Translation adjustment	(63)	(230)
Benefit obligation (Plan assets) as at end of the year	919	864
Overfunded pension plans | Present value of the defined benefit obligations
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	3,105	4,006
Service costs	10	7
Interest costs	196	222
Benefits paid	(235)	(368)
Effect of changes in the actuarial assumptions	(330)	118
Translation adjustment	(208)	(880)
Transfers	295
Benefit obligation (Plan assets) as at end of the year	2,833	3,105
Underfunded pension plans
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	641
Benefit obligation (Plan assets) as at end of the year	204	641
Underfunded pension plans | Present value of the defined benefit obligations
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	4,632	4,421
Service costs	68	53
Interest costs	122	134
Benefits paid	(257)	(248)
Participant contributions	(31)
Effect of changes in the actuarial assumptions	(246)	271
Translation adjustment	(10)	1
Transfers	(295)
Benefit obligation (Plan assets) as at end of the year	3,983	4,632
Other benefits
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	1,733
Benefit obligation (Plan assets) as at end of the year	1,428	1,733
Other benefits | Present value of the defined benefit obligations
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	1,733	1,505
Service costs	1	18
Interest costs	33	64
Benefits paid	(56)	(53)
Effect of changes in the actuarial assumptions	(261)	243
Translation adjustment	(23)	(44)
Benefit obligation (Plan assets) as at end of the year	$ 1,427	$ 1,733